SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Operating Lease Liabilities And Right Of Use Assets
2027	$ 1,474,802
2028	156,848
2029	51,480
Total minimum lease payments	1,683,130
Less: present value discount	(31,099)
Present value of minimum lease payments	$ 1,652,031	$ 1,644,464